Other Assets (Tables)	12 Months Ended
Jun. 30, 2026
Other Asset [Abstract]
Other Assets
	2026 $’000	2025 $’000
Deposits	7,385	10,689
Prepayments	3,047	2,084
Total other assets	10,432	12,773
Comprising:
Current	4,127	5,609
Non-current	6,305	7,164